Goodwill, net	6 Months Ended
Jun. 30, 2022
Goodwill, net
Goodwill, net

9.    Goodwill, net

Amount
RMB
Balance as of January 1, 2021	31,188
Impairment loss	(31,188)
Balance as of December 31, 2021	—
Additions	454
Balance as of June 30, 2022	454

In October 2020, the Group acquired a 51% equity interest in Yuancui with total consideration of RMB30,000. The excess of total consideration over net assets and identifiable intangible assets acquired was recorded as goodwill which amounted to RMB31,188 at the acquisition date (See note 21). The Group estimated the fair value of acquired assets and liabilities with the assistance of an independent valuation firm. Yuancui business was ceased during the year ended December 31, 2021 (see note 21) and the related goodwill was fully impaired.

In March 2022, the Group acquired a 78% equity interest in Beijing Tuqiang Yunxia Technology Limited ("Tuqiang"). The excess of total consideration over net assets was recorded as goodwill which amounted to RMB454 at the acquisition date (See note 21).